Stockholders Equity (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	1 Months Ended
	Jun. 04, 2014	May 21, 2014	May 21, 2014	Sep. 19, 2014	Jun. 30, 2014 Investor	Jun. 30, 2013	Nov. 20, 2013	Apr. 29, 2013	Sep. 30, 2014	Jan. 21, 2014	Aug. 09, 2013
Stockholders Equity Textual [Abstract]
Preferred stock, shares authorized					40,000,000	40,000,000			40,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, shares issued					0	0			0
Preferred Stock, shares outstanding					0	0			0
Common Stock, Par Value					$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, shares authorized					500,000,000	500,000,000			5,000,000,000
Common Stock, issued					15,246,734	223,755			15,669,399
Common stock, shares, Outstanding					15,246,734	223,755			15,669,399
Common stock received in cash in exchange, amount				$ 81,050		$ 1,900,120
Common stock received in cash in exchange, shares				76,550		30,283
Shares Issued, price per share	$ 10.00	$ 9.50	$ 9.50
Common stock issued for share subscription agreements				376,995
Common stock issued for share subscription agreements, shares				406,665
Treasury stock balance					1,338	1,338			1,338
Cnsulting services stock issued during period	950,000	20,000	20,000			1,042,620
Cnsulting services stock issued during period, Shares	100,000	2,000
Number of investor					13
Carrying value of investment						162,814
Oxford City Basketball League Membership [Member]
Stockholders Equity Textual [Abstract]
Series B convertible preferred stock, shares issued							80,000
Series B convertible preferred stock carrying value							33,750
Oxford city football club trading limited [Member]
Stockholders Equity Textual [Abstract]
Carrying value of investment								6,445
Equity method investment, ownership percentage								49.00%
Issuance of stock payable shares of common stock								75,000
Common Stock [Member]
Stockholders Equity Textual [Abstract]
Anti dilution common stock share					405,212
Common Stock, Par Value					$ 2.50				$ 1.00
Common Stock, issued											75,000
Common Stock, Value											6,445
Common stock received in cash in exchange, amount					4,500				110,995
Common stock received in cash in exchange, shares					1,800				110,995
Shares Issued, price per share					$ 1.00				$ 1.00
Common stock issued for share subscription agreements					343,230				279,000
Common stock issued for share subscription agreements, shares					376,887				309,670
Common stock received in cash for stock payable, amount					515,030				117,550
Common stock received in cash for stock payable, shares					515,030				113,050
Common Stock One [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 1.15				$ 2.50
Common stock received in cash in exchange, amount					7,000				5,000
Common stock received in cash in exchange, shares					6,075				2,000
Common Stock Two [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 1.00
Common stock received in cash in exchange, amount					2,062,720
Common stock received in cash in exchange, shares					2,063,450
Common Stock Three [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.90
Common stock received in cash in exchange, amount					90,000
Common stock received in cash in exchange, shares					100,000
Common Stock Four [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.87
Common stock received in cash in exchange, amount					5,000
Common stock received in cash in exchange, shares					5,805
Common Stock Five [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.70
Common stock received in cash in exchange, amount					210,000
Common stock received in cash in exchange, shares					298,750
Common Stock Six [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.67
Common stock received in cash in exchange, amount					10,000
Common stock received in cash in exchange, shares					15,000
Common Stock Seven [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.50
Common stock received in cash in exchange, amount					833,500
Common stock received in cash in exchange, shares					1,668,000
Common Stock Eight [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.44
Common stock received in cash in exchange, amount					40,000
Common stock received in cash in exchange, shares					90,000
Common Stock Nine [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.41
Common stock received in cash in exchange, amount					163,000
Common stock received in cash in exchange, shares					400,000
Common Stock Ten [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.33
Common stock received in cash in exchange, amount					5,000
Common stock received in cash in exchange, shares					15,000
Common Stock Eleven [Member]
Stockholders Equity Textual [Abstract]
Common Stock, Par Value					$ 0.15
Common stock received in cash in exchange, amount					1,415,000
Common stock received in cash in exchange, shares					9,400,000
Series A Convertible Preferred Stock [Member]
Stockholders Equity Textual [Abstract]
Preferred stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, shares issued					2,500	2,500			2,500
Preferred Stock, shares outstanding					2,500	2,500			2,500
Preferred stock shares designated					10,000,000	10,000,000			10,000,000
Convertible preferred stock, terms of conversion description
Series A Convertible Preferred Stock have the right to cast one hundred (100) votes for each share held of record on all matters submitted to a vote of holders of the Corporation’s common stock and provides that any one (1) share of Series A Convertible Preferred Stock are convertible into one hundred (100) shares of the Corporation’s common stock, par value $.0001 per share.
									Series A Convertible Preferred Stock have the right to cast one hundred (100) votes for each share held of record on all matters submitted to a vote of holders of the Corporation's common stock and provides that any one (1) share of Series A Convertible Preferred Stock are convertible into one hundred (100) shares of the Corporation's common stock, par value $.0001 per share.
Series B Convertible Preferred Stock [Member]
Stockholders Equity Textual [Abstract]
Preferred stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, shares issued					84,000	0			84,000
Preferred Stock, shares outstanding					84,000	0			84,000
Preferred stock shares designated					5,000,000	5,000,000			5,000,000
Preferred stock dividend rate percentage					6.00%				6.00%
Anti dilution common stock share					13,501,117	0			13,953,782
Convertible preferred stock, terms of conversion description
Series B Convertible Preferred Stock have a preference in any liquidation, dissolution or winding up of the company in an amount equal to $4 per share, plus any declared but unpaid dividends, and may, at any time after 18 months, have rights to convert each share of Series B Convertible Preferred Stock into three hundred (300) shares of common stock.
									Series B Convertible Preferred Stock have a preference in any liquidation, dissolution or winding up of the company in an amount equal to $4 per share, plus any declared but unpaid dividends, and may, at any time after 18 months, have rights to convert each share of Series B Convertible Preferred Stock into three hundred (300) shares of common stock.
Cnsulting services stock issued during period										$ 4,000
Cnsulting services stock issued during period, Shares										4,000